Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Verity U.S. Treasury Fund
Class Name	Investor Class
Trading Symbol	USTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Verity U.S. Treasury Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://verityinvest.com/ustvx/. You can also request this information by contacting us at 1-800-984-5014.
Additional Information Phone Number	1-800-984-5014
Additional Information Website	https://verityinvest.com/ustvx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$29	0.58%
[1]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 89,560,955
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$89,560,955
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of net assets)
U.S. Treasury Notes/Bonds	96.2%
First American Treasury Obligations Fund	3.1%
Sector Breakdown (% of net assets)
Updated Prospectus Web Address	https://verityinvest.com/ustvx/

[1]
*	Annualized